Business Combinations - Summary of Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date (Details) - EUR (€) € in Thousands	Aug. 01, 2022	Apr. 30, 2021
GmbH KG
Assets
Intangible assets (other than goodwill)		€ 1,660,603
Property, plant and equipment		153,273
Right-of-use assets		95,127
Inventories		425,192
Trade and other receivables		102,149
Other current and non-current assets		14,333
Cash and cash equivalents		92,835
Liabilities
Lease liabilities		(95,014)
Provisions for employee benefits		(6,012)
Deferred tax liabilities		(84,682)
Trade and other payables		(82,252)
Accrued liabilities		(27,194)
Other current and non-current financial liabilities		(12,947)
Contract liabilities		(4,857)
Tax liabilities		(7,269)
Total identifiable net assets		2,223,284
Consideration Transferred		3,751,083
Less: identifiable net assets		(2,223,284)
Goodwill		1,527,799
GmbH KG | Land and buildings
Assets
Property, plant and equipment		€ 153,200
Gisela Acquisition
Assets
Inventories	€ 19
Trade and other receivables	349
Other current assets	6
Cash and cash equivalents	17
Liabilities
Trade and other payables	(125)
Current tax liabilities	(29)
Loans and borrowings	(91)
Other current liabilities	(151)
Total identifiable net assets	187
Consideration Transferred	1,405
Less: identifiable net assets	(187)
Goodwill	1,218
Gisela Acquisition | Land and buildings
Assets
Property, plant and equipment	118
Gisela Acquisition | Machinery and Technical Equipment
Assets
Property, plant and equipment	50
Gisela Acquisition | Factory and Office Equipment
Assets
Property, plant and equipment	€ 24